SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended					1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended			3 Months Ended		1 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Jan. 10, 2013	Sep. 30, 2012	Sep. 27, 2012	Aug. 28, 2012	Oct. 30, 2012 Securities Purchase Agreement [Member]	Nov. 30, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Securities Purchase Agreement [Member]	Dec. 20, 2012 Subsidiary Employee [Member]	Nov. 30, 2012 Leading Investor [Member]	Nov. 29, 2012 Leading Investor [Member]	Oct. 30, 2012 Leading Investor [Member]	Nov. 30, 2012 Other Individual [Member]	Sep. 30, 2012 Other Individual [Member]	Dec. 20, 2012 Directors [Member]
Subsequent Event [Line Items]
Options granted																				4,667						20,000
Exercise price																				$ 6.0						$ 6.0
Fair value																				$ 9,660						$ 41,402
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%										0.00%						0.00%
Expected volatility		79.28%																		64.35%						64.35%
Risk-free interest rate		2.09%																		1.01%						1.01%
Remaining contractual life		5		5																5.75						5.75
Number of shares per installment																				2,334
Number of shares authorized by warrant					182,292									2,826		246,341	21,637,611		6,373			137,311	3,485,500		564
Securities Purchase Agreements, number of units			93,701					808,956										329,832			405,405
Proceeds from issuance of shares			359,800			1,458,436		3,106,000	3,488,942	3,694,212	15,144,635	16,603,071					628,630	1,464,425
Securities Purchase Agreements, purchase price per unit			$ 3.84					$ 384.0										$ 4.44
Securities Purchase Agreements, number of shares per unit			1					1										1
Securities Purchase Agreements, number of warrants per unit			1					1										1
Securities Purchase Agreements, number of shares per warrant			0.35					0.35										6
Warrant term	5 years		5 years		5 years			5 years										5 years
Exercise price per share	6.0			6.0	6.0			6.0	6.0		6.0					4.44			0.5			7.2	3.7656
Finders fee	71,250																							5,385
Additional finders fee																								7,500
Service agreement consideration															$ 3,500,000
Reverse stock split ratio													12
Common stock, shares issued, prior to reverse stock split	80,100,000					86,500,000			80,100,000		80,100,000	86,500,000
Common stock, shares outstanding, prior to reverse stock split	80,100,000					86,500,000			80,100,000		80,100,000	86,500,000
Common stock, shares issued	6,673,829					7,209,652			6,673,829	5,842,803	6,673,829	7,209,652		5,652			199,172		12,745						1,127
Common stock, shares outstanding	6,673,829					7,209,652			6,673,829	5,842,803	6,673,829	7,209,652
Common stock, shares authorized, prior to reverse stock split	200,000,000					200,000,000			200,000,000		200,000,000	200,000,000
Common stock, shares authorized	16,666,667					16,666,667			16,666,667	16,666,667	16,666,667	16,666,667